Reversals (Impairments) of tangible and intangible assets and right-of-use assets - assumption of the projections of hydrocarbon prices and CO2 costs of the decarbonization scenario (Details) - IEA NZE 2050 scenario - Exploration & Production assets
€ in Millions
Dec. 31, 2022 EUR (€)
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Tax-deductible CO2 charges	€ (2.1)
Non tax-deductible CO2 charges	€ (2.8)